Related parties - Remuneration of key personnel (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term benefits	R$ 50,396	R$ 77,269	R$ 35,263
Benefits, such as vehicle use, reimbursement, travel, and others	R$ 2,599	R$ 2,025	R$ 833